Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2017
Supplement [Text Block]	apit_SupplementTextBlock

SUPPLEMENT

dated October 17, 2017 to the

PROSPECTUS

dated May 31, 2017, as amended June 21, 2017, of

The Yorktown Funds

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Short Term Bond Fund – Fees and Expenses” on pages 16-18 of the Prospectus:

“Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 74 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
	Class A APIMX	Class L AFMMX	Institutional Class APIBX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	2.25%	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
	Class A APIMX	Class L AFMMX	Institutional Class APIBX
Management Fee	0.70%	0.70%	0.70%
Distribution/Service (12b-1 Fees)	0.00%	1.00%	0.00%
Other Expenses	0.50%	0.50%	0.50%
Acquired Fund Fees and Expenses (2)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses (before waivers and/or reimbursements) (3)	1.20%	2.20%	1.20%
Fee waivers and/or expense reimbursements (4)	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses (after waivers and/or reimbursements) (3)	0.89%	1.89%	0.89%

(1) Large purchases of Class A shares (greater than $500,000) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.

(2) Effective October 17, 2017, the Fund adopted a principal investment strategy limiting the Fund’s investments in other registered investment companies and Acquired Fund Fees and Expenses has been restated to reflect the new investment strategy. Prior to the adoption of this principal investment strategy, Acquired Fund Fees and Expenses were 0.04%.

(3) Total Annual Fund Operating Expenses (before and after expense waivers) do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the historical operating expenses of the Fund and does not include the effect of each Expense Limitation Agreement that went into effect on February 1, 2017, and October 17, 2017, respectively, or the adoption of the principal investment policy described in footnote 2.

(4) In the interest of limiting expenses of the Fund, the Adviser has entered into a five-year contractual expense limitation agreement with the Trust, effective February 1, 2017, so that the Fund’s ratio of total annual operating expenses is limited to 0.95% for Class A Shares, 1.95% for Class L Shares, and 0.95% for Institutional Class Shares. In addition, the Adviser has entered into a one-year contractual expense limitation agreement with the Trust, effective October 17, 2017, so that the Fund’s ratio of total annual operating expenses is limited to 0.89% for Class A Shares, 1.89% for Class L Shares, and 0.89% for Institutional Class Shares. Pursuant to each of these expense limitation agreements, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to the limits listed above. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 90 days’ notice, or if the Adviser ceases to serve as adviser to the Fund. The Adviser is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded for each Share Class. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (APIMX) Shares:	$314	$515	$762	$1,547

	1 Year	3 Years	5 Years	10 Years
Class L (AFMMX) Shares:	$192	$605	$1,073	$2,441

	1 Year	3 Years	5 Years	10 Years
Institutional Class (APIBX) Shares:	$91	$297	$549	$1,352

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.”

The following information replaces in its entirety the third paragraph appearing under the heading “Section 1 – Fund Summaries – Yorktown Short Term Bond Fund – Principal Investment Strategies” and “Section 2 – Additional Information about Investment Strategies and Related Risks – Investment Objectives and Strategies of Each Fund – Yorktown Short Term Bond Fund” appearing on pages 19 and 59, respectively, of the Prospectus:

“The Fund primarily invests in the investment grade debt securities of various types. Such investments primarily include (but not limited to):

•	Corporate debt of U.S. and foreign (including emerging market) issuers that are denominated in U.S. Dollars

•	Mortgage-backed and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities (privately issued mortgage-related securities are limited to not more than 5% of the Fund’s total assets)

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises

•	Bonds of foreign government issuers (including its agencies) payable in U.S. dollars

•	Inflation linked investments

•	Taxable municipal bonds and/or tax-exempt municipal bonds.”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Short Term Bond Fund – Principal Investment Risks” appearing on page 20 of the Prospectus:

“General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.”

Yorktown Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apit_SupplementTextBlock

SUPPLEMENT

dated October 17, 2017 to the

PROSPECTUS

dated May 31, 2017, as amended June 21, 2017, of

The Yorktown Funds

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Short Term Bond Fund – Fees and Expenses” on pages 16-18 of the Prospectus:

“Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 74 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
	Class A APIMX	Class L AFMMX	Institutional Class APIBX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	2.25%	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
	Class A APIMX	Class L AFMMX	Institutional Class APIBX
Management Fee	0.70%	0.70%	0.70%
Distribution/Service (12b-1 Fees)	0.00%	1.00%	0.00%
Other Expenses	0.50%	0.50%	0.50%
Acquired Fund Fees and Expenses (2)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses (before waivers and/or reimbursements) (3)	1.20%	2.20%	1.20%
Fee waivers and/or expense reimbursements (4)	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses (after waivers and/or reimbursements) (3)	0.89%	1.89%	0.89%

(1) Large purchases of Class A shares (greater than $500,000) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.

(2) Effective October 17, 2017, the Fund adopted a principal investment strategy limiting the Fund’s investments in other registered investment companies and Acquired Fund Fees and Expenses has been restated to reflect the new investment strategy. Prior to the adoption of this principal investment strategy, Acquired Fund Fees and Expenses were 0.04%.

(3) Total Annual Fund Operating Expenses (before and after expense waivers) do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the historical operating expenses of the Fund and does not include the effect of each Expense Limitation Agreement that went into effect on February 1, 2017, and October 17, 2017, respectively, or the adoption of the principal investment policy described in footnote 2.

(4) In the interest of limiting expenses of the Fund, the Adviser has entered into a five-year contractual expense limitation agreement with the Trust, effective February 1, 2017, so that the Fund’s ratio of total annual operating expenses is limited to 0.95% for Class A Shares, 1.95% for Class L Shares, and 0.95% for Institutional Class Shares. In addition, the Adviser has entered into a one-year contractual expense limitation agreement with the Trust, effective October 17, 2017, so that the Fund’s ratio of total annual operating expenses is limited to 0.89% for Class A Shares, 1.89% for Class L Shares, and 0.89% for Institutional Class Shares. Pursuant to each of these expense limitation agreements, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to the limits listed above. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 90 days’ notice, or if the Adviser ceases to serve as adviser to the Fund. The Adviser is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded for each Share Class. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (APIMX) Shares:	$314	$515	$762	$1,547

	1 Year	3 Years	5 Years	10 Years
Class L (AFMMX) Shares:	$192	$605	$1,073	$2,441

	1 Year	3 Years	5 Years	10 Years
Institutional Class (APIBX) Shares:	$91	$297	$549	$1,352

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.”

The following information replaces in its entirety the third paragraph appearing under the heading “Section 1 – Fund Summaries – Yorktown Short Term Bond Fund – Principal Investment Strategies” and “Section 2 – Additional Information about Investment Strategies and Related Risks – Investment Objectives and Strategies of Each Fund – Yorktown Short Term Bond Fund” appearing on pages 19 and 59, respectively, of the Prospectus:

“The Fund primarily invests in the investment grade debt securities of various types. Such investments primarily include (but not limited to):

•	Corporate debt of U.S. and foreign (including emerging market) issuers that are denominated in U.S. Dollars

•	Mortgage-backed and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities (privately issued mortgage-related securities are limited to not more than 5% of the Fund’s total assets)

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises

•	Bonds of foreign government issuers (including its agencies) payable in U.S. dollars

•	Inflation linked investments

•	Taxable municipal bonds and/or tax-exempt municipal bonds.”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Short Term Bond Fund – Principal Investment Risks” appearing on page 20 of the Prospectus:

“General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.”